UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2006
                                                ------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                -------
         This Amendment  (Check only one.):    [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------
Title:                 President
                  --------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz            Omaha, Nebraska          February 14, 2007
---------------------------     ----------------------    -------------------
  Signature                       City, State              Date


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               --------------------

Form 13F Information Table Entry Total:            55
                                               --------------------

Form 13F Information Table Value Total:        $5,429,906
                                               --------------------
                                               (thousands)


List of Other Included Managers:  None


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 WALLACE R. WEITZ & COMPANY                    31-Dec-06
13F FILE NO. 28-3062                          FORM 13F INFORMATION TABLE


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              COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5               COLUMN 6     COLUMN 7    COLUMN 8
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                                                            VALUE         SHRS OR   SH/ PUT/   INVESTMENT      OTHER      VOTING
           NAME OF ISSUER     TITLE OF CLASS      CUSIP    (x$1000)       PRN AMT   PRN CALL   DISCRETION    MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC       COM               026874107       243,107   3,392,503 SH            Sole          N/A       Shared
APOLLO GROUP INC              CL A              037604105       133,358   3,422,070 SH            Sole          N/A       Shared
AUTOZONE INC                  COM               053332102        15,517     134,275 SH            Sole          N/A       Shared
BERKSHIRE HATHAWAY INC DEL    CL A              084670108        99,431         904 SH            Sole          N/A       Shared
BERKSHIRE HATHAWAY INC DEL    CL B              084670207       362,509      98,884 SH            Sole          N/A        Sole
CBRE REALTY FINANCE INC       COM               12498B307         3,184     202,700 SH            Sole          N/A       Shared
CBS CORP NEW                  CL B              124857202        84,076   2,696,484 SH            Sole          N/A       Shared
CABELAS INC                   COM               126804301        67,646   2,803,402 SH            Sole          N/A       Shared
CENTEX CORP                   COM               152312104         5,627     100,000 SH            Sole          N/A        Sole
CITIGROUP INC                 COM               172967101           836      15,000 SH            Sole          N/A        Sole
COINSTAR INC                  COM               19259P300        41,698   1,364,015 SH            Sole          N/A       Shared
COMCAST CORP NEW              CL A              20030N101       155,637   3,676,750 SH            Sole          N/A        Sole
COMCAST CORP NEW              CL A SPL          20030N200         8,757     209,094 SH            Sole          N/A       Shared
CONVERA CORP                  CL A              211919105         3,075     670,000 SH            Sole          N/A        Sole
CORINTHIAN COLLEGES INC       COM               218868107        14,737   1,081,242 SH            Sole          N/A       Shared
COUNTRYWIDE FINANCIAL CORP    COM               222372104       441,830  10,408,254 SH            Sole          N/A       Shared
CUMULUS MEDIA INC             CL A              231082108        46,969   4,520,620 SH            Sole          N/A       Shared
DAILY JOURNAL CORP            COM               233912104         4,928     116,000 SH            Sole          N/A        Sole
DELL INC                      COM               24702R101       156,860   6,251,900 SH            Sole          N/A       Shared
DIAGEO P L C                  SPON ADR NEW      25243Q205           595       7,500 SH            Sole          N/A        Sole
DISCOVERY HOLDING CO          CL A COM          25468Y107        69,851   4,341,258 SH            Sole          N/A        Sole
EXPEDIA INC DEL               COM               30212P105       134,314   6,402,000 SH            Sole          N/A       Shared
FEDERAL HOME LN MTG CORP      COM               313400301        57,807     851,354 SH            Sole          N/A       Shared
FEDERAL NATL MTG ASSN         COM               313586109       234,484   3,948,213 SH            Sole          N/A       Shared
HARRAHS ENTMT INC             COM               413619107        42,444     513,100 SH            Sole          N/A        Sole
HOST HOTELS & RESORTS INC     COM               44107P104           982      40,000 SH            Sole          N/A        Sole
IAC INTERACTIVECORP           COM NEW           44919P300       113,789   3,062,150 SH            Sole          N/A       Shared
INTELLIGENT SYS CORP NEW      COM               45816D100         2,829     883,999 SH            Sole          N/A        Sole
LABORATORY CORP AMER HLDGS    COM NEW           50540R409           771      10,500 SH            Sole          N/A        Sole
LABOR READY INC               COM NEW           505401208           152       8,300 SH            Sole          N/A        Sole
LIBERTY GLOBAL INC            COM SER A         530555101        45,314   1,554,516 SH            Sole          N/A        Sole
LIBERTY GLOBAL INC            COM SER C         530555309       198,592   7,092,577 SH            Sole          N/A       Shared
LIBERTY MEDIA HLDG CORP       INT COM SER A     53071M104       256,107  11,873,287 SH            Sole          N/A       Shared
LIBERTY MEDIA HLDG CORP       CAP COM SER A     53071M302       238,687   2,436,077 SH            Sole          N/A       Shared
LOWES COS INC                 COM               548661107         2,914      93,550 SH            Sole          N/A       Shared
MOHAWK INDS INC               COM               608190104        59,853     799,535 SH            Sole          N/A       Shared
NEWCASTLE INVT CORP           COM               65105M108        50,991   1,628,071 SH            Sole          N/A       Shared
NEWS CORP                     CL A              65248E104       125,551   5,845,000 SH            Sole          N/A        Sole
OMNICARE INC                  COM               681904108        53,278   1,379,175 SH            Sole          N/A       Shared
OPTEUM INC                    CL A              68384A100         5,320     700,000 SH            Sole          N/A        Sole
PEDIATRIX MED GROUP           COM               705324101           978      20,000 SH            Sole          N/A        Sole
REDWOOD TR INC                COM               758075402       265,722   4,575,104 SH            Sole          N/A       Shared
SIMPSON MANUFACTURING CO INC  COM               829073105           120       3,800 SH            Sole          N/A        Sole
SIX FLAGS INC                 COM               83001P109        25,357   4,839,100 SH            Sole          N/A        Sole
SYSCO CORP                    COM               871829107         1,492      40,600 SH            Sole          N/A        Sole
TELEPHONE & DATA SYS INC      COM               879433100        32,598     600,000 SH            Sole          N/A        Sole
TELEPHONE & DATA SYS INC      SPL COM           879433860       188,769   3,805,819 SH            Sole          N/A       Shared
TYCO INTL LTD NEW             COM               902124106       286,427   9,421,957 SH            Sole          N/A       Shared
US BANCORP DEL                COM NEW           902973304         3,619     100,000 SH            Sole          N/A        Sole
UNITEDHEALTH GROUP INC        COM               91324P102       345,484   6,429,996 SH            Sole          N/A       Shared
WAL MART STORES INC           COM               931142103       241,736   5,234,638 SH            Sole          N/A       Shared
WASHINGTON MUT INC            COM               939322103        88,049   1,935,565 SH            Sole          N/A       Shared
WASHINGTON POST CO            CL B              939640108       207,873     278,800 SH            Sole          N/A        Sole
WELLPOINT INC                 COM               94973V107       147,088   1,869,212 SH            Sole          N/A       Shared
WELLS FARGO & CO NEW          COM               949746101        10,187     286,474 SH            Sole          N/A       Shared
                                                          -------------------------
                          55                                  5,429,906 134,075,324
                                                          -------------------------

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